Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Self storage rental revenue	$ 7,988,252	$ 7,612,852	$ 15,768,198	$ 14,916,493	$ 30,524,132	$ 28,054,695	$ 20,990,999
Ancillary operating revenue	55,025	57,788	99,892	103,505	194,469	183,838	169,065
Total revenues	8,043,277	7,670,640	15,868,090	15,019,998	30,718,601	28,238,533	21,160,064
Operating expenses:
Property operating expenses	3,041,344	2,831,451	6,278,829	5,770,531	11,505,667	11,016,594	9,190,888
Property operating expenses – affiliates	1,373,546	1,331,452	2,735,708	2,571,719	5,236,834	5,130,574	4,625,560
General and administrative	1,738,455	1,678,129	3,253,205	3,381,937	6,192,386	5,832,673	5,290,049
Depreciation	3,368,222	3,280,079	6,661,010	6,398,481	12,853,148	12,762,435	10,542,315
Intangible amortization expense					0	3,038,119	4,437,083
Acquisition expense - affiliates	102,754	104,656	231,034	212,532	388,834	589,216	564,746
Other property acquisition expenses	522,008	43,058	632,807	57,078	350,751	188,039	1,037,225
Total operating expenses	10,146,329	9,268,825	19,792,593	18,392,278	36,527,620	38,557,650	35,687,866
Operating loss	(2,103,052)	(1,598,185)	(3,924,503)	(3,372,280)	(5,809,019)	(10,319,117)	(14,527,802)
Other income (expense):
Interest expense	(4,329,714)	(4,176,197)	(8,461,813)	(8,283,492)	(16,787,056)	(18,049,353)	(16,104,501)
Interest expense - debt issuance costs	(161,698)	(180,518)	(321,550)	(668,915)	(1,050,329)	(1,278,578)	(1,499,924)
Derivative fair value adjustment	0	0	0	(531,449)	(531,449)	184,425	(1,881,402)
Other income, net	19,212	(9,829)	41,122	69,183	117,258	397,743	546,615
Equity in loss of unconsolidated real estate ventures	(747,544)	(385,074)	(1,561,373)	(607,602)	(2,114,897)	0	0
Foreign currency adjustment	(2,143,430)	3,304,699	(3,873,704)	3,108,763	2,175,698	(6,513,187)	528,949
Net loss	(9,466,226)	(3,045,104)	(18,101,821)	(10,285,792)	(23,999,794)	(35,578,067)	(32,938,065)
Less: Distributions to preferred unitholders in our Operating Partnership	(530,833)	0	(1,055,833)	0	(531,833)	0	(271,250)
Less: Distributions to preferred stockholders	(3,134,249)	(3,122,671)	(6,222,605)	(6,211,027)	(12,525,000)	(12,547,877)	(8,350,000)
Less: Accretion of preferred equity costs					0	0	(189,920)
Net loss attributable to the noncontrolling interests in our Operating Partnership	188,023	60,396	360,591	213,131	488,872	831,693	968,721
Net loss attributable to Strategic Storage Trust VI, Inc. common stockholders	$ (12,943,285)	$ (6,107,379)	$ (25,019,668)	$ (16,283,688)	$ (36,567,755)	$ (47,294,251)	$ (40,780,514)
Class P Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	11,537,218	11,409,948	11,509,451	11,385,103	11,399,148	11,192,681	10,982,858
Weighted average shares outstanding - diluted	11,537,218	11,409,948	11,509,451	11,385,103	11,399,148	11,192,681	10,982,858
Class A Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	3,285,496	3,409,389	3,274,871	3,369,755	3,338,971	3,368,248	2,619,151
Weighted average shares outstanding - diluted	3,285,496	3,409,389	3,274,871	3,369,755	3,338,971	3,368,248	2,619,151
Class T Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	5,488,698	5,405,833	5,475,377	5,396,180	5,409,219	5,333,476	4,484,873
Weighted average shares outstanding - diluted	5,488,698	5,405,833	5,475,377	5,396,180	5,409,219	5,333,476	4,484,873
Class W Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	727,087	712,450	725,081	709,961	712,806	697,349	505,476
Weighted average shares outstanding - diluted	727,087	712,450	725,081	709,961	712,806	697,349	505,476
Class Y Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	5,518,408	5,068,605	5,499,831	4,721,402	5,078,228	2,295,360	20,629
Weighted average shares outstanding - diluted	5,518,408	5,068,605	5,499,831	4,721,402	5,078,228	2,295,360	20,629
Class Z Common Stock [Member]
Other income (expense):
Net loss per share-basic	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Net loss per share-diluted	$ (0.48)	$ (0.23)	$ (0.92)	$ (0.63)	$ (1.38)	$ (2.05)	$ (2.19)
Weighted average shares outstanding - basic	580,900	480,721	579,546	424,038	500,194	184,295	1,354
Weighted average shares outstanding - diluted	580,900	480,721	579,546	424,038	500,194	184,295	1,354